March 2, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Fund”)

Post-Effective Amendment No. 68 under the

Securities Act of 1933 and Amendment No. 69 under the

Investment Company Act of 1940

File Nos. 33-17463 and 811-5344

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 68 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 69 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of: (1) updating the prospectuses and statement of additional information for the series of the Trust and (2) adding Class N shares to a series of the Trust, the William Blair Emerging Leaders Growth Fund. This Amendment is intended to become effective on May 1, 2010.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7753.

Very truly yours,

/s/    John S. Marten

John S. Marten